Statements of Cash Flows - Genesis Unicorn Capital Corp [Member] - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (256,591)	$ (314,488)	$ (16,778)	$ (519,798)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on investments held in Trust Account	(1,207,374)	(110,316)		(1,281,044)
Changes in operating assets and liabilities:
Prepaid expenses	44,297	(275,574)		(176,141)
Accounts payable	40,089	5,000		23,474
Accrued expenses	311,743	12,807		448,172
Accrued expenses - related party	(10,000)	30,000		10,000
Franchise tax payable	(180,000)	100,000		200,000
Income tax payable	(170,460)			227,000
Net cash used in operating activities	(1,428,296)	(552,571)	(16,778)	(1,068,337)
Cash Flows from Investing Activities:
Cash deposited into Trust Account	(1,634,120)	(87,543,750)		(87,543,750)
Cash withdrawn from Trust Account to pay taxes	853,260
Cash withdrawn from the Trust Account to pay stockholders	32,707,627
Net cash used in investing activities	31,926,767	(87,543,750)		(87,543,750)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	2,200,000	9,606	1,428	259,606
Repayment of promissory note - related party		(183,753)		(183,753)
Payment of cash to redeeming stockholders	(32,707,627)
Proceeds from initial public offering, net of underwriting discount and offering costs paid		84,851,528		84,851,528
Proceeds from sale of private placement units		3,773,310		3,773,310
Proceeds from issuance of Class B common stock to Sponsor			25,000
Net cash provided by financing activities	(30,507,627)	88,450,691	26,428	88,700,691
Net Change in Cash	(9,156)	354,370	9,650	88,604
Cash - Beginning of period	98,254	9,650		9,650
Cash - End of period	89,098	364,020	9,650	98,254
Supplemental disclosures of non-cash investing and financing activities:
Deferred underwriting commissions payable		2,803,125		2,803,125
Initial Classification of Class A common stock subject to redemption		87,543,750		87,543,750
Remeasurement of Class A common stock to redemption amount	$ 2,338,694			754,044
Deferred offering costs paid by promissory note - related party			$ 172,719